Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, C, K shares) Dated May 1, 2012, and

Supplement to Prospectus (Class Y shares) Dated May 1, 2012

RS Capital Appreciation Fund

RS Investment Management Co. LLC, the investment manager for RS Capital Appreciation Fund, has recommended, and the Board of Trustees of RS Investment Trust has approved, the reorganization of RS Capital Appreciation Fund into RS Growth Fund.

The reorganization currently is expected to occur on or about March 22, 2013.

Effective immediately, RS Capital Appreciation Fund is no longer available for purchase, except for sales to certain intermediaries.

December 12, 2012

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Summary Prospectuses for RS Capital Appreciation Fund

(A, C, K, and Y shares) Dated May 1, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/prospectus. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2012, as supplemented November 30, 2012, December 3, 2012, and December 12, 2012, and SAI, dated May 1, 2012, as revised December 12, 2012, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2011.

RS Investment Management Co. LLC, the investment manager for RS Capital Appreciation Fund, has recommended, and the Board of Trustees of RS Investment Trust has approved, the reorganization of RS Capital Appreciation Fund into RS Growth Fund.

The reorganization currently is expected to occur on or about March 22, 2013.

Effective immediately, RS Capital Appreciation Fund is no longer available for purchase, except for sales to certain intermediaries.

December 12, 2012